Discontinued Operations (Tables)	12 Months Ended
Oct. 31, 2015
Discontinued Operations.
Schedule of operating results of discontinued operations

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Net revenue	$51,892	$54,803	$57,025
Cost of sales(1)	37,072	39,408	41,626
Expenses(2)	13,269	12,466	11,784
Interest and other, net(3)	351	235	160

Earnings from discontinued operations before taxes	$1,200	$2,694	$3,455
Provision for taxes	(364)	(605)	(802)

Earnings from discontinued operations, net of taxes	$836	$2,089	$2,653

(1)	Cost of products, cost of services and financing interest.

(2)	Expenses for fiscal 2015 included $1.3 billion of separation costs.

(3)

Allocation of interest to Hewlett Packard Enterprise was based on using the average effective interest rate of the debt assumed by Hewlett Packard Enterprise and the debt repaid as part of the Separation. Interest and other, net also includes loss from the early extinguishment of debt in connection with the review of HP’s capital structure and the Separation.

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Depreciation and amortization	$3,657	$3,861	$4,052
Purchases of property, plant and equipment	$3,020	$3,228	$2,241

	As of October 31
	2015	2014
	In millions
Cash and cash equivalents	$9,849	$2,196
Accounts receivable	8,538	8,487
Financing receivables	2,918	2,945
Inventory	2,197	1,884
Other current assets	7,090	6,048

Total current assets of discontinued operations	$30,592	$21,560

Property, plant and equipment	$9,598	$8,543
Goodwill	27,261	25,448
Long-term financing receivables and other non-current assets	9,472	8,246

Total non-current assets of discontinued operations	$46,331	$42,237

Notes payable and short-term borrowings	$691	$892
Accounts payable	5,762	4,774
Employee compensation and benefits	2,861	2,737
Taxes on earnings	587	909
Deferred revenue	5,148	5,144
Other accrued liabilities	6,472	5,437

Total current liabilities of discontinued operations	$21,521	$19,893

Long-term debt	$15,103	$476
Other non-current liabilities	7,346	7,770

Total non-current liabilities of discontinued operations	$22,449	$8,246